Summary of Significant Accounting Policies - Schedule of Changes for Warrant Liabilities Measured at Fair Value (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Private Warrants [Member]
Schedule of Changes for Warrant Liabilities Measured at Fair Value [Line Items]
Fair value as of beginning balance	$ 11
Change in fair value	9
Fair value as of ending balance	20
Representative Warrants [Member]
Schedule of Changes for Warrant Liabilities Measured at Fair Value [Line Items]
Fair value as of beginning balance	41
Change in fair value	36
Fair value as of ending balance	$ 77